Commitment and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Costs incurred		$ 100,714	$ 86,610	$ 77,048
Florida Cancer Specialists, P.L.
Loss Contingencies [Line Items]
Term of services agreement (in years)	5 years
Written notice to terminate services agreement (in months)	12 months
Costs incurred				4,700
Security deposit				$ 1,000